Fair Value Measurements and Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy

The following is a summary of the inputs used to value our financial assets and liabilities measured at fair value as of June 30, 2020 and December 31, 2019:

	As of June 30, 2020
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Cash equivalents
Money market funds	$143,859	$—	$—	$143,859
Commercial paper	—	107,889	—	107,889
Certificates of deposit	—	14,010	—	14,010
Marketable securities
U.S. government securities	—	42,994	—	42,994
Corporate debt securities	—	38,698	—	38,698
Certificates of deposit	—	261,987	—	261,987
Available for sale debt securities	—	28,500	—	28,500

Total current assets	$143,859	$494,078	$—	$637,937

Equity securities	477,185	—	—	477,185
Available for sale debt securities	—	162,454	—	162,454
Warrants (1)	—	14,717	—	14,717

Total non-current assets	$477,185	$177,171	$—	$654,356

(1)	Related to Epizyme transaction as described in Note 4 and recorded in the non-current asset portion of Derivative financial instruments in the condensed consolidated balance sheet as of June 30, 2020.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Cash equivalents
Money market funds	$222,296	$—	$—	$222,296
Commercial paper	—	21,502	—	21,502
Certificates of deposit	—	20,011	—	20,011
Marketable securities
U.S. government securities	—	12,877	—	12,877
Certificates of deposit	—	44,095	—	44,095

Total current assets	$222,296	$98,485	$—	$320,781

Equity securities	380,756	—	—	380,756
Available for sale debt securities	—	—	131,280	131,280
Warrants (1)	—	30,815	—	30,815
Forward purchase contract (1)	—	11,500	—	11,500

Total non-current assets	$380,756	$42,315	$131,280	$554,351

Liabilities:
Interest rate swaps	—	(9,215)	—	(9,215)

Total current liabilities	$—	$(9,215)	$—	$(9,215)

Interest rate swaps	—	(18,902)	—	(18,902)

Total non-current liabilities	$—	$(18,902)	$—	$(18,902)

(1)

Related to Epizyme warrants and put option as described in Note 4 and recorded in the non-current asset portion of Derivative financial instruments in the condensed consolidated balance sheet as of December 31, 2019.

The following is a summary of the inputs used to value our financial assets and liabilities measured at fair value as of December 31, 2019 and 2018:

(in thousands)	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents
Money market funds	$222,296	$—	$—	$222,296
Commercial paper	—	21,502	—	21,502
Certificates of deposit	—	20,011	—	20,011
Marketable securities
U.S. government securities	—	12,877	—	12,877
Certificates of deposit	—	44,095	—	44,095

Total current assets	$222,296	$98,485	$—	$320,781

Available for sale debt securities	—	—	131,280	131,280
Equity securities	380,756	—	—	380,756
Warrants (1)	—	30,815	—	30,815
Forward purchase contract (1)	—	11,500	—	11,500

Total non-current assets	$380,756	$42,315	$131,280	$554,351

Liabilities:
Interest rate swaps	—	(9,215)	—	(9,215)

Total current liabilities	$—	$(9,215)	$—	$(9,215)

Interest rate swaps	—	(18,902)	—	(18,902)

Total non-current liabilities	$—	$(18,902)	$—	$(18,902)

(1)

Related to Epizyme warrants and put option as described in Note 4 and recorded in the non-current asset portion of Derivative financial instruments in the consolidated balance sheet as of December 31, 2019.

(in thousands)	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents
Money market funds	$1,815,717	$—	$—	$1,815,717
Interest rate swaps	—	19,196	—	19,196

Total current assets	$1,815,717	$19,196	$—	$1,834,913

Interest rate swaps	—	19,111	—	19,111
Equity securities	146,008	—	—	146,008

Total non-current assets	$146,008	$19,111	$—	$165,119

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The table presented below summarizes the change in the carrying value of level 3 financial instruments, which related entirely to the investment in Biohaven Preferred Shares (discussed below) for the three and six months ended June 30, 2020 and 2019.

	For the three months ended
	June 30, 2020	June 30, 2019
	(in thousands)
Available for sale debt securities
Balance at the beginning of the period	$—	$—
Purchases	—	125,121
Change in unrealized movement	—	2,939

Balance at the end of the period	$—	$128,060

	For the six months ended
	June 30, 2020	June 30, 2019
	(in thousands)
Available for sale debt securities
Balance at the beginning of the period	$131,280	$—
Purchases	—	125,121
Change in unrealized movement	52,725	2,939
Transfer to level 2	(184,005)	—

Balance at the end of the period	$—	$128,060

The table presented below summarizes the change in the carrying value of level 3 financial instruments for the years ended December 31, 2019 and December 31, 2018.

(in thousands)	For the years ended December 31,
	2019	2018
Balance at beginning of the year	$—	$583,021
Purchases	125,121	—
Change in unrealized movement	6,159	(402,502)
Realized gains	—	419,481
Proceeds earned	—	(600,000)

Balance at end of the year	$131,280	$—

Fair Value Disclosure of Asset and Liability Not Measured at Fair Value

Estimated fair values based on level 3 inputs and related carrying values for the non-current portion of our financial royalty assets as of June 30, 2020 and December 31, 2019 are presented below.

(in thousands)	June 30, 2020		December 31, 2019
	Fair value	Carrying value, net	Fair value	Carrying value, net
Financial royalty assets, net	$17,024,285	$11,169,857	$16,501,819	$10,842,052

Estimated fair values based on Level 3 inputs and related carrying values for the non-current portion of our royalty assets classified as financial assets as of December 31, 2019 and 2018 are presented below.

(in thousands)	December 31, 2019		December 31, 2018
	Fair value	Carrying value, net	Fair value	Carrying value, net
Financial royalty assets, net	$16,501,819	$10,842,052	$12,021,288	$8,377,231